BUSINESS COMBINATION - Consideration (Details) ¥ in Thousands			1 Months Ended
	Jun. 30, 2014 $ / shares shares	May 31, 2014 shareholder	Jun. 30, 2014 $ / shares shares	Nov. 07, 2016 $ / shares	Jun. 30, 2014 CNY (¥)
Ordinary Shares
BUSINESS COMBINATION
Fair value of share issued per share | $ / shares				$ 1.25
EDC Holding
BUSINESS COMBINATION
Ownership percentage		7.00%
Number of shareholders or any other ordinary or preferred shareholders individually or as a group acting in concert held more than 50% of the voting interest in the Company and EDC Holding | shareholder		0
Total fair value of total consideration transferred | ¥					¥ 1,184,242
EDC Holding | Ordinary Shares
BUSINESS COMBINATION
Number of shares issued as acquisition consideration	88,352,558		88,352,558
Total fair value of total consideration transferred | ¥					472,945
Fair value of share issued per share | $ / shares	$ 0.87		$ 0.87
EDC Holding | Redeemable preferred shares
BUSINESS COMBINATION
Number of shares issued as acquisition consideration	110,810,606
Total fair value of total consideration transferred | ¥					¥ 711,297
EDC Holding | Redeemable preferred shares | Minimum
BUSINESS COMBINATION
Fair value of share issued per share | $ / shares	$ 0.93		0.93
EDC Holding | Redeemable preferred shares | Maximum
BUSINESS COMBINATION
Fair value of share issued per share | $ / shares	1.13		1.13
EDC Holding | Redeemable preferred shares | Average
BUSINESS COMBINATION
Fair value of share issued per share | $ / shares	$ 1.04		$ 1.04
EDC Holding | Series A*
BUSINESS COMBINATION
Number of shares issued as acquisition consideration	14,149,705
EDC Holding | Series B1
BUSINESS COMBINATION
Number of shares issued as acquisition consideration	33,959,293
EDC Holding | Series B2
BUSINESS COMBINATION
Number of shares issued as acquisition consideration	25,618,413
EDC Holding | Series B3
BUSINESS COMBINATION
Number of shares issued as acquisition consideration	14,045,432
EDC Holding | Series B4
BUSINESS COMBINATION
Number of shares issued as acquisition consideration	23,037,763